Goodwill and Intangible Assets (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 366,300	$ 366,333
2015	366,300	366,333
2016	366,300	366,333
2017	300,000	366,333
2018	277,800	299,985
Thereafter	$ 2,140,900	$ 2,418,637